Shareholder Report, Average Annual Return (Details)		12 Months Ended		49 Months Ended	60 Months Ended	120 Months Ended
	Dec. 01, 2020	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000135469
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Altegris/AACA Opportunistic Real Estate Fund	Altegris/AACA Opportunistic Real Estate Fund
Average Annual Return, Percent		(3.05%)			(2.16%)	4.01%
C000135470
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Altegris/AACA Opportunistic Real Estate Fund
C000135471
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Altegris/AACA Opportunistic Real Estate Fund
Without Sales Load [Member] | C000135469
Average Annual Return [Line Items]
Average Annual Return, Percent		2.85%			(0.99%)	4.62%
Without Sales Load [Member] | C000135470
Average Annual Return [Line Items]
Average Annual Return, Percent		2.11%		(6.24%)
Without Sales Load [Member] | C000135471
Average Annual Return [Line Items]
Average Annual Return, Percent		3.17%			(0.73%)	4.89%
Dow Jones U.S. Real Estate Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Real Estate Total Return Index
Average Annual Return, Percent		4.86%			3.00%	5.64%
Dow Jones U.S. Real Estate Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Real Estate Total Return Index
Average Annual Return, Percent		4.86%		5.43%
Dow Jones U.S. Real Estate Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Real Estate Total Return Index
Average Annual Return, Percent		4.86%			3.00%	5.64%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%			14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%		14.02%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		25.02%			14.53%	13.10%